Income Taxes - Summary of Composition of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current income tax expense	¥ 37		¥ 88	¥ 167
Deferred income tax expense	20	$ 3	190	239
Income tax expense	¥ 57	$ 8	¥ 278	¥ 406